Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Pacer Swan SOS Conservative (December) ETF (PSCX)
Pacer Swan SOS Moderate (December) ETF (PSMD)
Pacer Swan SOS Flex (December) ETF (PSFD)
(each, a “Fund”)

Supplement dated October 15, 2021 to the Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”),
each dated December 23, 2020, as supplemented

Effective December 17, 2021, the name of each Fund is being changed as follows:

Old Name	New Name
Pacer Swan SOS Conservative (December) ETF	Pacer Swan SOS Conservative (January) ETF
Pacer Swan SOS Moderate (December) ETF	Pacer Swan SOS Moderate (January) ETF
Pacer Swan SOS Flex (December) ETF	Pacer Swan SOS Flex (January) ETF
All references in the Prospectus and SAI to the old names are revised to refer to the new names.

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (January) ETF
Strategy [Heading]	rr_StrategyHeading	The investment period start date and investment period end date for each Fund is hereby revised as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fund	Investment Period Start	Investment Period End
Pacer Swan SOS Conservative (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Moderate (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Flex (January) ETF	December 18, 2021	December 31, 2022

Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCX
Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (January) ETF
Strategy [Heading]	rr_StrategyHeading	The investment period start date and investment period end date for each Fund is hereby revised as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fund	Investment Period Start	Investment Period End
Pacer Swan SOS Conservative (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Moderate (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Flex (January) ETF	December 18, 2021	December 31, 2022

Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMD
Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (January) ETF
Strategy [Heading]	rr_StrategyHeading	The investment period start date and investment period end date for each Fund is hereby revised as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fund	Investment Period Start	Investment Period End
Pacer Swan SOS Conservative (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Moderate (January) ETF	December 18, 2021	December 31, 2022
Pacer Swan SOS Flex (January) ETF	December 18, 2021	December 31, 2022

Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFD